COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)										1 Months Ended									3 Months Ended		12 Months Ended
	Jun. 13, 2019	Mar. 06, 2019	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Jul. 01, 2018	Apr. 14, 2018	Mar. 06, 2018	Oct. 10, 2016	Nov. 27, 2019	Jul. 30, 2019	May 23, 2019	May 22, 2019	Mar. 29, 2019	Nov. 16, 2018	Jul. 18, 2018	Jul. 18, 2018	Jun. 18, 2018	Mar. 31, 2020	Mar. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Jul. 15, 2019	Jun. 17, 2019
Number of restricted common stock issued			52,000,000	55,000	500,000	106,000,000		55,000,000			10,000,000	200,000		52,000,000	45,000					120,000,000
Share Price			$ 0.082	$ 0.84	$ 0.0136									$ 0.08	$ 0.0939
Fair market value of share								$ 0.016			$ 0.1110	$ 0.1310											$ 0.1081
Number of common stock converted			52,000					55,000						58,000		110,000,000	100,000,000
Number of stock issued																100,000	100,000
Highdrate [Member]
Number of restricted common stock issued	500,000
Proceeds from restricted common stock issued	$ 22,500
Share Price	$ 0.00001
Fair market value of share																								$ 0.1185
Kona Gold, LLC
Lease commence date																		Jun. 01, 2018
Lease Expiration Date																		May 31, 2019
Periodic payments																		$ 3,994	$ 500
Rent percentage increase																		3.00%
Operating lease expense																			13,181		$ 52,090	$ 35,610
Gold Leaf, LLC
Lease commence date													May 22, 2019
Periodic payments													$ 5,000						500
Rent percentage increase													2.00%
Operating expense													$ 1,500
Operating lease expense																			$ 20,118		$ 44,867	$ 0
Deposit													$ 6,500
Elev8 Brands [Member]
Share Price		$ 0.00001							$ .00001
Number of common stock sold									200,000,000
Number of common stock converted		146,803,365
Number of common stock converted amount										$ 1,500,000
Elev8 Brands [Member] | Series D Preferred Stock [Member]
Number of stock issued		2,746,723
Elev8 Hemp [Member]
Number of common stock reduced							53,196,608